Impairments - Impairments and Fair Values by Segment Table (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Impaired Long Lived Assets Held and Used [Line Items]
Total impairments		$ 800		$ 408	$ 227
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Income Approach [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Total fair value				277	710
Exploration and Production [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Impairment of cost-method investment		0		0	59
Exploration and Production [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Income Approach [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Fair value of cost-method investment		0	[1]	0	0
Exploration and Production [Member] | U.S. Onshore Properties [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Impairment of long-lived assets held for use		397		2	28
Exploration and Production [Member] | U.S. Onshore Properties [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Income Approach [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Fair value of long-lived assets held for use		172	[1]	3	617
Exploration and Production [Member] | Gulf Of Mexico Projects [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Impairment of long-lived assets held for use				227	27
Exploration and Production [Member] | Gulf Of Mexico Projects [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Income Approach [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Fair value of long-lived assets held for use				216	61
WES Midstream [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Impairment of long-lived assets held for use				178	18
WES Midstream [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Income Approach [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Fair value of long-lived assets held for use				58	3
Other [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Impairment of long-lived assets held for use		145		1	95
Other [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Income Approach [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Fair value of long-lived assets held for use		15	[1]	$ 0	$ 29
Assets Impaired During Fiscal Year to Date [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Total impairments		800
Assets Impaired During Fiscal Year to Date [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Income Approach [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Total fair value	[1]	217
Assets Impaired During Fiscal Year to Date [Member] | Exploration and Production [Member] | Gulf Of Mexico Projects [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Impairment of long-lived assets held for use		27
Assets Impaired During Fiscal Year to Date [Member] | Exploration and Production [Member] | Gulf Of Mexico Projects [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Income Approach [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Fair value of long-lived assets held for use	[1]	0
Assets Impaired During Fiscal Year to Date [Member] | WES Midstream [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Impairment of long-lived assets held for use		231
Assets Impaired During Fiscal Year to Date [Member] | WES Midstream [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, Income Approach [Member]
Impaired Long Lived Assets Held and Used [Line Items]
Fair value of long-lived assets held for use	[1]	$ 30

[1]	Measured as of the impairment date using the income approach and Level 3 inputs. The primary assumptions used to estimate undiscounted future net cash flows include anticipated future production, commodity prices, and capital and operating costs.